Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value

4. Fair Value

NextNav uses observable and unobservable inputs to value fair value instruments. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, where applicable, is as follows:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities

•        Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

•        Level 3 — No observable pricing inputs in the market

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. NextNav’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. NextNav effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
June 30, 2021
Warrants	—	—	$145,673	$145,673
December 31, 2020
Warrants	—	—	$101,325	$101,325

The carrying values of cash and cash equivalents, accounts payable, accrued expenses, amounts included in other current assets, and current liabilities that meet the definition of a financial instrument, approximate fair value due their short-term nature.

Assets, liabilities, and equity instruments that are measured at fair value on a nonrecurring basis include fixed assets, intangible assets, and certain equity instruments. The Company recognizes these items at fair value when they are considered to be impaired or upon initial recognition. The fair value of these assets and liabilities are determined with valuation techniques using the best information available and may include quoted market prices, market comparables and discounted cash flow models.

Level 3 Liabilities:

The fair value of warrants issued to customers and in connection with financing activities are measured quarterly using unobservable inputs, the most significant of which is the underlying value of NextNav’s equity value. The Company engaged a third-party valuation firm to assist with the fair value analysis of the warrants. The analysis used commonly accepted valuation methodologies and best practices to determine the fair value of the equity, in accordance with fair value standards and U.S. GAAP. NextNav’s equity is allocated to the OPM to determine the fair value at each reporting date.

As of June 30, 2021, the fair value of the warrants were estimated using the Black-Scholes option-pricing model. The equity value of the Company used within the Black-Scholes option-pricing model was estimated using the PWERM and option-pricing model, estimating the probability-weighted value across multiple scenarios. Discrete future outcomes considered under the PWERM include an acquisition of the Company, as well as continued operation as a private company. The significant unobservable inputs into the valuation model include the timing and probability of occurrence of these discrete future outcomes and a discount for the lack of marketability.

As of December 31, 2020, the fair value of the warrants were estimated using the Black-Scholes option-pricing model. The equity value of the Company used within the Black-Scholes option-pricing model was estimated using discounted cash flow and guideline public company methodologies, while using an option-pricing model to estimate the allocation of value. The Company used the following assumptions within the model:

	June 30, 2021	December 31, 2020
Discount for lack of marketability	4.8% – 8.5%	10.0%
Equity value	$669,501,746 – $713,272,646	$525,034,000
Expected volatility	51.5% – 56.7%	59.50%
Dividend rate	—	—
Expected term (in years)	0.83 – 2.50	3.00
Risk-free interest rate	0.10% – 0.35%	0.17%

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

Warrants:	(in thousands)
Balance as of December 31, 2020	$101,325
Vesting of Vendor Warrants	5,504
Fair value adjustment for Vendor Warrants	(11,722)
Fair value adjustment for Financing Warrants	50,566
Balance as of June 30, 2021	$145,673

7. Fair Value

NextNav uses observable and unobservable inputs to determine the value of its assets and liabilities recorded at fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The three-tier hierarchy for inputs used to measure fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, where applicable, is as follows:

•        Level 1 — Quoted prices in active markets for identical assets or liabilities

•        Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

•        Level 3 — No observable pricing inputs in the market

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. NextNav’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. NextNav effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2020
Warrants	—	—	$101,325	$101,325

December 31, 2019
Warrants	—	—	$3,531	$3,531

The carrying values of cash and cash equivalents, accounts payable, accrued expenses, amounts included in other current assets, and current liabilities that meet the definition of a financial instrument, approximate fair value due their short-term nature.

Level 3 Liabilities

The fair value of warrants issued to vendors and in connection with financing activities are measured quarterly using unobservable inputs, the most significant of which is the underlying value of NextNav’s equity value. The Company engaged a third-party valuation firm to assist with the fair value analysis of the warrants. The analysis used commonly accepted valuation methodologies and best practices to determine the fair value of the equity, in accordance with fair value standards and U.S. GAAP. NextNav uses a Black Scholes option pricing model, utilizing certain assumptions to allocate the equity value to the warrants at each reporting date. The following table shows the assumptions used:

	December 31, 2020	December 31, 2019
OPM Inputs/Assumptions	Values	Values
Equity Value	$525,034,000	20,369,000
Holding Period/Term (years)	3.00	5.00
Volatility	59.50%	51.00%
Risk-Free Rate	0.17%	1.67%
Discount for Lack of Marketability	10.0%	9.5%

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

Warrants:	(in thousands)
Balance as of January 1, 2020	$3,531
Issuance of warrants in connection with Fortress Financing Agreement	190
Fair value adjustment of outstanding warrants	97,604
Balance as of December 31, 2020	$101,325